SEGMENT INFORMATION - Assets by Reportable Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 3,164,672	$ 3,242,462	$ 2,282,046
Reportable Segments
Segment Reporting Information [Line Items]
Assets	3,142,382	3,211,249	2,262,765
Reportable Segments | Utica Shale Segment
Segment Reporting Information [Line Items]
Assets	886,224	735,587	0
Reportable Segments | Williston Basin Segment
Segment Reporting Information [Line Items]
Assets	740,361	861,461	680,014
Reportable Segments | Piceance DJ Basins Segment
Segment Reporting Information [Line Items]
Assets	866,095	941,382	936,794
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Assets	416,586	428,935	431,578
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Assets	233,116	243,884	214,379
Corporate
Segment Reporting Information [Line Items]
Assets	$ 22,290	$ 31,213	$ 19,281